OTHER ACCOUNTS RECEIVABLES (Schedule of Other Accounts Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other accounts receivables [Abstract]
Materials for clinical trials and inventory designated for R&D activities	$ 399	$ 635
Prepaid expenses	1,086	822
Government authorities	1,552	563
Accrued interest	66	66
Accrued income	193	33
Other	12	13
Other accounts receivables	$ 3,308	$ 2,132